PROVISIONS AND CONTINGENT LIABILITIES - Probable losses roll-forward (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in provision for contingencies
Balance at beginning of period	R$ 25,830,640
Establishment of provisions	25,710,228	R$ 17,453,169
Balance at ending of period	33,409,871	25,830,640
Judicial executions loan amount paid	3,339,862
Eletronorte, Furnas, Chesf e Telebras
Changes in provision for contingencies
Payment of the GSF provision	1,419,935
Provisions for Contingencies
Changes in provision for contingencies
Balance at beginning of period	25,830,640
Establishment of provisions	15,709,822
Reversals of provisions	(2,677,253)
Monetary correction	578,306
Judicial deposits	196,966
Payments	(6,228,610)
Balance at ending of period	R$ 33,409,871	R$ 25,830,640